Pay vs Performance Disclosure	12 Months Ended
	Dec. 28, 2025 USD ($) $ / shares	Dec. 29, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 25, 2022 USD ($) $ / shares	Dec. 26, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth additional compensation information of our Principal Executive Officer (“PEO”) and our non-PEO NEOs, along with total shareholder return (“TSR”), net income, and Same-Store Sales Change performance results, for our fiscal years ending in 2021, 2022, 2023, 2024, and 2025:

Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($)	Same-Store Sales Change(6) (%)
					Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(5) ($)
2025	3,226,081	(36,146,134) (4)	2,925,944	(9,702,306) (4)	25	87	(134,065,000)	(7.9)
2024	910,550	52,279,549 (4)	2,173,466	9,187,848 (4)	116	103	(90,373,000)	6.2
2023	622,548	6,744,537 (4)	1,080,321	1,570,321 (4)	40	89	(113,384,000)	4.4
2022	350,144	(61,516,400) (4)	649,693	(5,807,584) (4)	32	76	(190,441,000)	13.1
2021	38,834,483	111,254,241 (4)	38,814,481	111,234,239 (4)	112	98	(153,175,000)	24.6

(1)	Our PEO and other NEOs included in the above compensation columns reflect the following:

Year	PEO	Non-PEOs
2025	Jonathan Neman	Jamie McConnell, Nicolas Jammet, Jason Cochran, Mitch Reback
2024	Jonathan Neman	Mitch Reback, Wouleta Ayele, Adrienne Gemperle, and Rossann Williams
2023	Jonathan Neman	Mitch Reback, Wouleta Ayele, Adrienne Gemperle, and Jim McPhail
2022	Jonathan Neman	Mitch Reback, Wouleta Ayele, Jim McPhail, and Daniel Shlossman
2021	Jonathan Neman	Nicolas Jammet and Nathaniel Ru

(2)
Except as described in footnote (3) below, fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was calculated in accordance with ASC Topic 718, and the valuation methods used to calculate the fair values did not materially differ from those disclosed at the time of grant.

(3)
For the portion of “Compensation Actually Paid” that represents compensation based on year-end stock prices, the following prices were used: for 2025, $6.97 (78% reduction from prior year): for 2024, $32.37 (186% increase from prior year), for 2023, $11.30 (28% increase from prior year); for 2022, $8.83 (72% reduction from prior year); and for 2021, $31.36 (304% increase from IPO date).

(4)
“Compensation Actually Paid” to our PEO (Jonathan Neman) and the average “Compensation Actually Paid” to our non-PEO NEOs in 2025, 2024, 2023, 2022, and 2021 reflect the following adjustments from total compensation reported in the Summary Compensation Table (in thousands):

	2025		2024		2023		2022		2021
	PEO	Average Non-PEO	PEO	Average Non-PEO	PEO	Average Non-PEO	PEO	Average Non-PEO	PEO	Average Non-PEO
Total Reported in Summary Compensation Table (SCT)	$3,226,081	$2,925,944	$910,550	$2,173,466	$622,548	$1,080,321	$350,144	$649,693	$38,834,483	$38,814,481
Less, Value of Stock and Option Awards reported in SCT	($2,675,937)	($2,614,069)	—	$(1,445,702)	—	$(555,610)	—	$(240,953)	$(38,142,732)	$(38,142,732)
Plus, Year-End Fair Value of Awards Granted During Fiscal Year that are Unvested and Outstanding	$200,488	$968,450	—	$4,546,299	—	$612,484	—	$68,574	$77,526,763	$77,526,763
Plus, Change in Fair Value (from Prior Fiscal Year-End to Current Fiscal Year-End) of Prior Year Awards that are Outstanding and Unvested	($37,363,830)	($9,620,691)	$30,769,608	$1,937,709	$5,878,490	$232,898	$(57,677,180)	$(4,941,831)	$7,770,827	$7,770,827
Plus, Vesting Date Fair Value of Awards Granted During Fiscal Year and that Vested During Fiscal Year	$468,253	$96,181	—	$418,991	—	$28,967	—	$21,083	—	—
Plus, Change in Fair Value (from Prior Fiscal Year-End to Vesting Date) of Prior Year Awards that Vested During Fiscal Year	($1,190)	($815,842)	$20,599,391	$1,557,085	$243,499	$171,261	$(4,189,364)	$(1,364,150)	$25,264,900	$25,264,900
Less Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	($642,278)	—	—	—	—	—	—	—	—
Total Adjustments	($39,372,215)	($12,628,250)	$51,368,999	$7,014,382	$6,121,989	$490,000	$(61,866,544)	$(6,457,277)	$72,419,758	$72,419,758
“Compensation Actually Paid” for Fiscal Year	($36,146,134)	($9,702,306)	$52,279,549	$9,187,848	$6,744,537	$1,570,321	$(61,516,400)	$(5,807,584)	$111,254,241	$111,234,239

(5)
Peer group TSR reflects the S&P 600 Restaurants Index as reflected in our 2025 Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on our IPO date of November 19, 2021 through the last day of the fiscal year presented.

(6)
As required by Item 402(v) of Regulation S-K, we have determined that Same-Store Sales Change is the Company-Selected Measure, the calculation of which is described in our Annual Report on Form 10-K for the year ended December 28, 2025. Same-Store Sales Change may not have been the most important financial performance measure for years prior to 2025 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Same-Store Sales Change
Named Executive Officers, Footnote
(1)	Our PEO and other NEOs included in the above compensation columns reflect the following:

Year	PEO	Non-PEOs
2025	Jonathan Neman	Jamie McConnell, Nicolas Jammet, Jason Cochran, Mitch Reback
2024	Jonathan Neman	Mitch Reback, Wouleta Ayele, Adrienne Gemperle, and Rossann Williams
2023	Jonathan Neman	Mitch Reback, Wouleta Ayele, Adrienne Gemperle, and Jim McPhail
2022	Jonathan Neman	Mitch Reback, Wouleta Ayele, Jim McPhail, and Daniel Shlossman
2021	Jonathan Neman	Nicolas Jammet and Nathaniel Ru

Peer Group Issuers, Footnote
(5)
Peer group TSR reflects the S&P 600 Restaurants Index as reflected in our 2025 Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on our IPO date of November 19, 2021 through the last day of the fiscal year presented.

PEO Total Compensation Amount	$ 3,226,081	$ 910,550	$ 622,548	$ 350,144	$ 38,834,483
PEO Actually Paid Compensation Amount	$ (36,146,134)	52,279,549	6,744,537	(61,516,400)	111,254,241
Adjustment To PEO Compensation, Footnote
(4)
“Compensation Actually Paid” to our PEO (Jonathan Neman) and the average “Compensation Actually Paid” to our non-PEO NEOs in 2025, 2024, 2023, 2022, and 2021 reflect the following adjustments from total compensation reported in the Summary Compensation Table (in thousands):

	2025		2024		2023		2022		2021
	PEO	Average Non-PEO	PEO	Average Non-PEO	PEO	Average Non-PEO	PEO	Average Non-PEO	PEO	Average Non-PEO
Total Reported in Summary Compensation Table (SCT)	$3,226,081	$2,925,944	$910,550	$2,173,466	$622,548	$1,080,321	$350,144	$649,693	$38,834,483	$38,814,481
Less, Value of Stock and Option Awards reported in SCT	($2,675,937)	($2,614,069)	—	$(1,445,702)	—	$(555,610)	—	$(240,953)	$(38,142,732)	$(38,142,732)
Plus, Year-End Fair Value of Awards Granted During Fiscal Year that are Unvested and Outstanding	$200,488	$968,450	—	$4,546,299	—	$612,484	—	$68,574	$77,526,763	$77,526,763
Plus, Change in Fair Value (from Prior Fiscal Year-End to Current Fiscal Year-End) of Prior Year Awards that are Outstanding and Unvested	($37,363,830)	($9,620,691)	$30,769,608	$1,937,709	$5,878,490	$232,898	$(57,677,180)	$(4,941,831)	$7,770,827	$7,770,827
Plus, Vesting Date Fair Value of Awards Granted During Fiscal Year and that Vested During Fiscal Year	$468,253	$96,181	—	$418,991	—	$28,967	—	$21,083	—	—
Plus, Change in Fair Value (from Prior Fiscal Year-End to Vesting Date) of Prior Year Awards that Vested During Fiscal Year	($1,190)	($815,842)	$20,599,391	$1,557,085	$243,499	$171,261	$(4,189,364)	$(1,364,150)	$25,264,900	$25,264,900
Less Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	($642,278)	—	—	—	—	—	—	—	—
Total Adjustments	($39,372,215)	($12,628,250)	$51,368,999	$7,014,382	$6,121,989	$490,000	$(61,866,544)	$(6,457,277)	$72,419,758	$72,419,758
“Compensation Actually Paid” for Fiscal Year	($36,146,134)	($9,702,306)	$52,279,549	$9,187,848	$6,744,537	$1,570,321	$(61,516,400)	$(5,807,584)	$111,254,241	$111,234,239

Non-PEO NEO Average Total Compensation Amount	$ 2,925,944	2,173,466	1,080,321	649,693	38,814,481
Non-PEO NEO Average Compensation Actually Paid Amount	$ (9,702,306)	9,187,848	1,570,321	(5,807,584)	111,234,239
Adjustment to Non-PEO NEO Compensation Footnote
(4)
“Compensation Actually Paid” to our PEO (Jonathan Neman) and the average “Compensation Actually Paid” to our non-PEO NEOs in 2025, 2024, 2023, 2022, and 2021 reflect the following adjustments from total compensation reported in the Summary Compensation Table (in thousands):

	2025		2024		2023		2022		2021
	PEO	Average Non-PEO	PEO	Average Non-PEO	PEO	Average Non-PEO	PEO	Average Non-PEO	PEO	Average Non-PEO
Total Reported in Summary Compensation Table (SCT)	$3,226,081	$2,925,944	$910,550	$2,173,466	$622,548	$1,080,321	$350,144	$649,693	$38,834,483	$38,814,481
Less, Value of Stock and Option Awards reported in SCT	($2,675,937)	($2,614,069)	—	$(1,445,702)	—	$(555,610)	—	$(240,953)	$(38,142,732)	$(38,142,732)
Plus, Year-End Fair Value of Awards Granted During Fiscal Year that are Unvested and Outstanding	$200,488	$968,450	—	$4,546,299	—	$612,484	—	$68,574	$77,526,763	$77,526,763
Plus, Change in Fair Value (from Prior Fiscal Year-End to Current Fiscal Year-End) of Prior Year Awards that are Outstanding and Unvested	($37,363,830)	($9,620,691)	$30,769,608	$1,937,709	$5,878,490	$232,898	$(57,677,180)	$(4,941,831)	$7,770,827	$7,770,827
Plus, Vesting Date Fair Value of Awards Granted During Fiscal Year and that Vested During Fiscal Year	$468,253	$96,181	—	$418,991	—	$28,967	—	$21,083	—	—
Plus, Change in Fair Value (from Prior Fiscal Year-End to Vesting Date) of Prior Year Awards that Vested During Fiscal Year	($1,190)	($815,842)	$20,599,391	$1,557,085	$243,499	$171,261	$(4,189,364)	$(1,364,150)	$25,264,900	$25,264,900
Less Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	($642,278)	—	—	—	—	—	—	—	—
Total Adjustments	($39,372,215)	($12,628,250)	$51,368,999	$7,014,382	$6,121,989	$490,000	$(61,866,544)	$(6,457,277)	$72,419,758	$72,419,758
“Compensation Actually Paid” for Fiscal Year	($36,146,134)	($9,702,306)	$52,279,549	$9,187,848	$6,744,537	$1,570,321	$(61,516,400)	$(5,807,584)	$111,254,241	$111,234,239

Compensation Actually Paid vs. Total Shareholder Return	Note: Sweetgreen’s TSR was not available in 2020.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	Note: Sweetgreen’s TSR was not available in 2020.
Tabular List, Table
Most Important Financial Performance Measures to Link Compensation Actually Paid
to Performance
The following performance measures reflect the Company’s most important performance measures in effect for fiscal year 2025:
•	Same-Store Sales Change
•	Restaurant-Level Profit Margin
•	Sweetgreen stock price performance

Total Shareholder Return Amount	$ 25	116	40	32	112
Peer Group Total Shareholder Return Amount	87	103	89	76	98
Net Income (Loss)	$ (134,065,000)	$ (90,373,000)	$ (113,384,000)	$ (190,441,000)	$ (153,175,000)
Company Selected Measure Amount	(0.079)	0.062	0.044	0.131	0.246
PEO Name	Jonathan Neman	Jonathan Neman	Jonathan Neman	Jonathan Neman	Jonathan Neman
Share Price | $ / shares	$ 6.97	$ 32.37	$ 11.3	$ 8.83	$ 31.36
Increase (Decrease) from Prior Year Share Price Percentage	(78.00%)	186.00%	28.00%	(72.00%)	304.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Same-Store Sales Change
Measure:: 2
Pay vs Performance Disclosure
Name	Restaurant-Level Profit Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Sweetgreen stock price performance
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (39,372,215)	$ 51,368,999	$ 6,121,989	$ (61,866,544)	$ 72,419,758
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,675,937)	0	0	0	(38,142,732)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,488	0	0	0	77,526,763
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,363,830)	30,769,608	5,878,490	(57,677,180)	7,770,827
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	468,253	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,190)	20,599,391	243,499	(4,189,364)	25,264,900
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,628,250)	7,014,382	490,000	(6,457,277)	72,419,758
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,614,069)	(1,445,702)	(555,610)	(240,953)	(38,142,732)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	968,450	4,546,299	612,484	68,574	77,526,763
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,620,691)	1,937,709	232,898	(4,941,831)	7,770,827
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,181	418,991	28,967	21,083	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(815,842)	1,557,085	171,261	(1,364,150)	25,264,900
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (642,278)	$ 0	$ 0	$ 0	$ 0